Short-term bank loans (Tables)	12 Months Ended
Dec. 31, 2015
Short-term bank loans [Abstract]
Schedule of Short-term Bank Loans

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Short-term bank loans	20,000	110,000